Revenues and Other Income (Tables)	12 Months Ended
Dec. 31, 2022
Revenues and Other Income
Schedule of revenue and other income

	Year ended December 31,
(in thousands of euros)	2020	2021	2022
Sales	372	4,194	12,179
Total revenues	372	4,194	12,179
CIR	4,791	4,069	5,863
Subsidies	—	8	10
Other	100	229	762
Total other income	4,891	4,307	6,635
Total revenues and other income	5,263	8,501	18,814